Income / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2024
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share
Basic income / (loss) per share are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the period.

	June 30, 2024	June 30, 2023

Net income/(loss)	(24,764)	1,718
Weighted average number of ordinary shares in circulation	80,872,369	80,319,897
Basic income/(loss) per share (€ per share)	(0.31)	0.02
Diluted income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period, increased by all dilutive potential common shares.

In thousands of euro, except for data share	June 30, 2024	June 30, 2023
Net income/(loss) for the period	(24,764)	1,718
Weighted average number of ordinary shares in circulation	80,872,369	80,319,897
Adjustment for share instruments	5,026,389	3,461,439
Diluted income/(loss) per share (€ per share)	(0.31)	0.02